Risk management - United States - Santander Bank, N.A - Expected losses based on prospective information (Details) - UNITED STATES - North America - Santander Bank, National Association - item	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Credit risk
Number of prospective macroeconomic scenarios	3
Evolution projection period (in years)	5 years
Minimum period of irregular positions to consider significant increase in risk	30 days
Base scenario
Credit risk
Interest rate (as a percent)	2.30%	2.80%
Unemployment rate (as a percent)	(0.90%)	4.20%
Housing price change (as a percent)	4.50%	3.90%
GDP growth (as a percent)	2.10%	2.10%
Percentage of weightings associated with the macroeconomic scenarios	32.50%	60.00%
Optimistic scenario
Credit risk
Interest rate (as a percent)	2.70%	3.60%
Unemployment rate (as a percent)	(2.10%)	3.80%
Housing price change (as a percent)	4.70%	3.90%
GDP growth (as a percent)	2.80%	2.80%
Percentage of weightings associated with the macroeconomic scenarios	30.00%	20.00%
Pessimistic scenario
Credit risk
Interest rate (as a percent)		1.30%
Unemployment rate (as a percent)		6.90%
Housing price change (as a percent)		2.20%
GDP growth (as a percent)		1.50%
Pessimistic scenario 2
Credit risk
Interest rate (as a percent)	1.10%
Unemployment rate (as a percent)	7.70%
Housing price change (as a percent)	2.60%
GDP growth (as a percent)	1.60%
Percentage of weightings associated with the macroeconomic scenarios	17.50%	20.00%
Pessimistic scenario 1
Credit risk
Interest rate (as a percent)	2.20%
Unemployment rate (as a percent)	2.70%
Housing price change (as a percent)	3.70%
GDP growth (as a percent)	2.10%
Percentage of weightings associated with the macroeconomic scenarios	20.00%